20 Financial instruments (Details 14) - Braskem idsea [member] R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) Number	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2020 MXN ($) Number
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 951,371
US
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 752,870
MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 4,458,158
Hedge discontinued in may 16, 2016 [member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | Number	13.4541	13.4541	13.4541
Closing rate | Number	17.9915	17.9915	17.9915
Gross nominal value | R$		R$ 10,160
Hedge discontinued in may 16, 2016 [member] | US
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 10,493
Hedge discontinued in may 16, 2016 [member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 47,611
Hedge discontinued in december 2, 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | Number	13.6664	13.6664	13.6664
Closing rate | Number	19.6113	19.6113	19.6113
Gross nominal value | R$		R$ 904,317
Hedge discontinued in december 2, 2019 [member] | US
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 712,823
Hedge discontinued in december 2, 2019 [member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 4,237,661
Hedge discontinued in december 10, 2019 [member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | Number	13.4541	13.4541	13.4541
Closing rate | Number	19.3247	19.3247	19.3247
Gross nominal value | R$		R$ 36,005
Hedge discontinued in december 10, 2019 [member] | US
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 28,740
Hedge discontinued in december 10, 2019 [member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 168,721
Hedge discontinued in february 18, 2020 [member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | Number	13.4541	13.4541	13.4541
Closing rate | Number	18.5712	18.5712	18.5712
Gross nominal value | R$		R$ 889
Hedge discontinued in february 18, 2020 [member] | US
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 814
Hedge discontinued in february 18, 2020 [member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 4,165